Cost of Revenue	12 Months Ended
Dec. 31, 2023
Cost of Revenue [Abstract]
Cost of revenue

Note 21 — Cost of revenue

Cost of revenue primarily consists of expenses for consultants directly involved in the delivery of services to customers.

	2023	2022	2021
	EUR	EUR	EUR
Cost of revenue	100,877	90,270	110,588

0%, 72% and 26% of the cost of revenue were incurred from transactions with related parties of the Company for the year ended December 31, 2023, 2022 and 2021, respectively.

In FY 2023 one supplier and in FY 2022 and 2021 four suppliers each accounted for over 10% of the Group’s total cost of revenue, represented 125%, 56% and 88% of the Group’s cost of revenue for the years ended December 31, 2023, 2022 and 2021, respectively. Trade payable from these suppliers was EUR126,521, EUR37,853 and EUR6,112 as of December 31, 2023, 2022 and 2021, respectively. For the amount due to our supplied as of December 31, 2023, this is a payment-in-kind supplier, and as a result, we anticipate that the balance will be zero by the end of the season.